ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Tables)	9 Months Ended
Sep. 30, 2023
Payables and Accruals [Abstract]
Schedule of accounts payable and accrued expenses

	September 30,	December 31,
	2023	2022
Accounts payable	$14,108,937	$8,677,648
Accrued liabilities	1,519,043	2,058,725
Total accounts payable and accrued expenses	$15,627,980	$10,736,373